Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets) (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Revenues	€ 10,303	€ 8,151	€ 18,117
Operating expenses	(3,455)	(2,610)	(6,342)
Depreciation expenses	(3,043)	(2,767)	(5,816)
Gross profit (loss)	3,805	2,774	5,959
Project development costs	(2,714)	(1,771)	(2,878)
General and administrative expenses	(1,879)	(1,977)	(3,600)
Share of profits of equity accounted investee	31	501	2,545
Other income, net		73	884
Operating profit (Loss)	(757)	(400)	2,910
Financing income	870	1,588	2,936
Financing income (expenses) in connection with derivatives, net	460	285	494
Financing expenses, net	(4,457)	(2,789)	(5,521)
Profit (loss) before taxes on income	(3,884)	(1,316)	819
Segment assets	288,081	216,749	211,160
Italy [Member]
Statement Line Items [Line Items]
Revenues	5,274	4,830	9,560
Operating expenses	(582)	(804)	(1,579)
Depreciation expenses	(1,710)	(1,779)	(3,569)
Gross profit (loss)	2,982	2,247	4,412
Segment assets	54,194	56,376	54,539
Spain [Member]
Statement Line Items [Line Items]
Revenues	1,553	1,472	3,033
Operating expenses	(274)	(290)	(574)
Depreciation expenses	(450)	(416)	(828)
Gross profit (loss)	829	766	1,631
Segment assets	18,591	15,956	16,799
Israel [Member]
Statement Line Items [Line Items]
Revenues	2,151	2,001	4,011
Operating expenses	(169)	(254)	(507)
Depreciation expenses	(1,107)	(1,031)	(2,042)
Gross profit (loss)	875	716	1,462
Segment assets	37,104	35,651	34,258
Talasol [Member]
Statement Line Items [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Segment assets	105,228		15,169
Bio Gas [Member]
Statement Line Items [Line Items]
Revenues	2,941	1,391	4,483
Operating expenses	(2,430)	(1,262)	(3,682)
Depreciation expenses	(659)	(391)	(1,081)
Gross profit (loss)	(148)	(262)	(280)
Segment assets	18,808	19,546	18,879
Dorad [Member]
Statement Line Items [Line Items]
Revenues	29,890	27,718	58,063
Operating expenses	(23,755)	(21,742)	(44,600)
Depreciation expenses	(2,414)	(2,364)	(4,811)
Gross profit (loss)	3,721	3,612	8,652
Segment assets	109,492	106,293	105,246
Manara [Member]
Statement Line Items [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Segment assets	2,631	2,244	2,318
Total reportable segments [Member]
Statement Line Items [Line Items]
Revenues	41,809	37,412	79,150
Operating expenses	(27,210)	(24,352)	(50,942)
Depreciation expenses	(6,340)	(5,981)	(12,331)
Gross profit (loss)	8,259	7,079	15,877
Segment assets	346,048	236,066	247,208
Reconciliations [Member]
Statement Line Items [Line Items]
Revenues	(31,506)	(29,261)	(61,033)
Operating expenses	23,755	21,742	44,600
Depreciation expenses	3,297	3,214	6,515
Gross profit (loss)	(4,454)	(4,305)	(9,918)
Project development costs	(2,714)	(1,771)	(2,878)
General and administrative expenses	(1,879)	(1,977)	(3,600)
Share of profits of equity accounted investee	31	501	2,545
Other income, net		73	884
Financing income	870	1,588	2,936
Financing income (expenses) in connection with derivatives, net	460	285	494
Financing expenses, net	(4,457)	(2,789)	(5,521)
Segment assets	€ (57,967)	€ (19,317)	€ (36,048)